Changes in the Allowance for Uncollectible Accounts Relating to the Purchased Loans (Detail) In Millions				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Purchased loans USD ($)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2010 Purchased loans JPY (¥)		Mar. 31, 2009 Purchased loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,854	¥ 154,150	¥ 157,523	$ 149		¥ 12,421		¥ 9,520		¥ 8,579
Provision charged to income				63		5,261		3,481		1,615
Charge-offs				(2)		(230)		(609)		(462)
Other				0	[1]	3	[1]	29	[1]	(212)	[1]
Ending balance	$ 1,854	¥ 154,150	¥ 157,523	$ 210		¥ 17,455		¥ 12,421		¥ 9,520

[1]	Other includes foreign currency translation adjustments.